Net finance costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net finance costs
Finance expenses	€ (139)	€ (13)	€ (10)
- Interest Expense	(117)	(6)	(3)
- Net Foreign Exchange gain or loss	(13)
- Interest on lease liabilities	(9)	(7)	(7)
- Pensions and similar obligations	(9)	(12)	(11)
Finance income	27	8	1
- Gain/(loss) on remeasurement of put option	12	6
- Other finance income	15	2	1
Net finance costs	(121)	€ (17)	€ (20)
Interest expense	71
Interest on bonds and fees	€ 16